Income taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes
17. Income taxes
The components of income tax expense for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Current income tax:
Current income tax expense	$39,343	$51,973	$45,536
Adjustments in respect of previous years	780	(840)	—
Deferred income tax:
Deferred tax expense relating to origination and reversal of temporary differences	19,381	6,542	1,598
Adjustments in respect of previous years	(101)	(131)	—
Income tax expense	$59,403	$57,544	$47,134

The income before income tax of the Company is taxed at the applicable rate corresponding to the country in which it operates. The local income tax rates vary, thus resulting in corresponding tax rate differentials. The Company’s applicable tax rate is the statutory Greek rate of 22%. The difference between the Greek rate and the 21% statutory US branch tax rate is incremental to the Company. The substantial majority of the worldwide operating profits are ultimately subject to tax in Greece through a US branch, for which
17. Income taxes (continued)
double taxation relief is provided. Income tax expense differs from the amounts computed by applying the applicable tax rate to income before income taxes as a result of the following:

	2025	2024	2023

Income before income taxes	$244,842	$223,618	$202,378

Income tax expense at applicable statutory Greek Federal tax rate, 22%	53,866	49,196	44,523
Differences resulting from:
Foreign tax rate differences	(395)	(182)	(502)
State income taxes, net of federal tax effect	9,177	9,962	8,092
Mineral deposit depletion	(5,797)	(3,917)	(5,128)
Unrecognized deferred tax assets	418	1,514	—
Other	2,134	971	149
Income tax expense at the effective tax rate of 24.3%, 25.7% and 23.3% respectively	$59,403	$57,544	$47,134
The effective tax rate differs from the applicable tax rate primarily due to tax rate differences in jurisdictions outside of the Company's domicile, various permanent differences and local country state income taxes.
Deferred income taxes consist of the following as December 31, 2025 and December 31, 2024:

	2025	2024
Deferred tax assets:
Provisions and accrued expenses	$24,049	$20,941
Lease liabilities	17,646	18,114
Accounts receivable valuation	1,951	2,297
Inventory valuation and costing	2,038	2,457
Retirement benefit obligations	1,531	1,344
Unrealized loss on derivative instruments	—	2,312
Unrealized loss on debt obligations	8,315	—
Other	6,883	6,438
Total deferred tax assets	62,413	53,903

Deferred tax liabilities:
Property, plant and equipment	80,160	58,005
Goodwill	45,920	45,920
Mineral deposits	20,103	19,498
Right-of-use assets	17,646	18,114
Identifiable intangible assets	3,360	3,311
Other	10,780	7,267
Deferred tax liabilities	177,969	152,115

Net deferred income tax liability	$115,556	$98,212
As of December 31, 2025, the Company had $6,709 of Belgium net operating losses with an indefinite carryforward.
As of December 31, 2025 and 2024, the Company had U.S. state net operating loss (NOL) carryforwards of $7,829 and $0, respectively, with various expiration dates based on statutory law.
17. Income taxes (continued)
As of December 31, 2025, deferred tax assets have not been recognized in respect of the Belgium net operating loss carryforward of $6,709, as there is not sufficient evidence to support realizability in the near future.
As of December 31, 2025, the Company plans to repatriate all undistributed international earnings to the extent not reinvested in the business. It is not practicable to estimate the amount of deferred tax liability arising from investments in subsidiaries.
As of December 31, 2025, and 2024, there was no liability for uncertain tax positions. The Company is subject to income tax in Belgium, Greece and the United States. Tax years prior to December 31, 2022 are no longer open to examination by the taxing authorities.
The Organization for Economic Cooperation and Development has released Pillar Two Model Rules, a 15% minimum effective tax rate designed to ensure that large multinational enterprises pay a minimum level of tax on the income arising in each jurisdiction where they operate and mandates sharing of certain company information with taxing authorities on a local and global basis. Certain jurisdictions have enacted, and others have proposed, legislation to implement certain provisions of Pillar Two. The Company is continuing to monitor the implications resulting from the potential enactment of Pillar Two rules in the jurisdictions where the Company operates. The Company has no current tax expense resulting from Pillar II for the 2025 year.